Earnings / (loss) per share (Tables)	6 Months Ended
Jun. 30, 2014
Earnings Per Share [Abstract]
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]
	2014		2013
	Basic EPS	Diluted EPS	Basic LPS	Diluted LPS
Net income / (loss)	$935	$935	$(36,844)	$(36,844)
Less distributed earnings allocated to restricted shares	(24)	(24)	-	-
Net income / (loss) available to common stockholders	911	911	(36,844)	(36,844)

Weighted average number of common shares, basic	35,812,135	35,812,135	32,273,274	32,273,274
Effect of dilutive restricted shares	-	-	-	-
Weighted average number of common shares, diluted	35,812,135	35,812,135	32,273,274	32,273,274

Earnings / (loss) per common share, basic and diluted	$0.03	$0.03	$(1.14)	$(1.14)